Quarterly Financial Data (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data (unaudited) [Abstract]
Net sales	$ 341.1	$ 347.9	$ 329.5	$ 384.4	$ 366.8	$ 383.1	$ 342.2	$ 325.8	$ 1,402.9	$ 1,417.9	$ 1,105.4
Gross profit	170.6	171.2	166.9	205.9	191.2	200.6	181.0	170.3	714.6	743.1	555.4
Operating income	51.3	63.4	47.5	86.1	85.8	96.6	82.8	75.3	248.3	340.5	245.9
Net income	$ 23.5	$ (2.0)	$ 29.1	$ 56.2	$ 56.3	$ 61.9	$ 53.1	$ 48.3	$ 106.8	$ 219.6	$ 157.2
Basic earnings (loss) per common share (in dollars per share)	$ 0.39	$ (0.03)	$ 0.46	$ 0.88	$ 0.86	$ 0.93	$ 0.78	$ 0.70	$ 1.74	$ 3.27	$ 2.23
Diluted earnings (loss) per common share (in dollars per share)	$ 0.39	$ (0.03)	$ 0.45	$ 0.86	$ 0.84	$ 0.90	$ 0.76	$ 0.68	$ 1.70	$ 3.18	$ 2.16